Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ (6,284)	$ (4,739)	$ (24,138)	$ (8,278)	$ (12,461)	$ (6,987)	$ (17,059)
Comprehensive loss, net of income taxes:
Foreign currency translation adjustment	517	(177)	(879)	(537)	359	159	812
Total other comprehensive loss, net of income taxes	$ (5,767)	$ (4,916)	$ (25,017)	$ (8,815)	$ (12,102)	$ (6,828)	$ (16,247)